GENERAL (Narrative) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended	12 Months Ended			12 Months Ended				12 Months Ended
	Nov. 30, 2011	Dec. 31, 2011	Dec. 31, 2012 Ortiva [Member]	May 15, 2012 Ortiva [Member]	Dec. 31, 2012 Ortiva [Member] Technology [Member]	Dec. 31, 2012 Ortiva [Member] Backlog [Member]	Dec. 31, 2012 Oversi [Member]	Sep. 04, 2012 Oversi [Member]	Dec. 31, 2012 Oversi [Member] Technology [Member]	Dec. 31, 2012 Oversi [Member] Backlog [Member]	Dec. 31, 2012 Oversi [Member] Customer Relationships [Member]
Business Acquisition [Line Items]
Issuance of shares related to secondary offering, net of issuance costs	$ 85,000	$ 84,922
Secondary public offering, common stock price per share	$ 13.47
Consideration paid with cash				10,816				16,000
Revenue from acquisition			3,404				1,954
Weighted average useful life of acquired intangible assets					9 years 7 months 10 days	1 year 7 months 10 days			6 years 3 months 14 days	1 year 4 months 20 days	4 years 3 months 14 days
Total purchase consideration								17,349
Fair value of future consideration							$ 1,088	$ 1,349